Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities	$ 128,258	$ 127,657
Other liabilities	52,273	46,955
Sponsored entities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial mortgages carrying amount	352	407
Multi-seller conduits [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Financial assets	2,400	600
Multi-seller conduits [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Asset-backed commercial paper issued	1,300	500
Credit card securitization vehicles [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
The amount of notes and debentures issued by the entity	8,500	7,500
Collateralized commercial paper vehicle [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial paper issued	16,600	12,200
Covered bond guarantor limited partnership [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Mortgages transferred and outstanding	53,000	52,500
Covered bond guarantor limited partnership [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Covered bonds issued	36,900	37,300
Municipal Bond TOB Structures [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Floating rate certificates issued	7,600	5,200
Municipal Bond TOB Structures [member] | Investment Securities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Municipal bonds issued	7,100	5,200
RBC Managed Investment Funds [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities	548	473
Other liabilities	$ 128	$ 148